Condensed Schedule of Investments Asset Backed Securities (Unaudited) (USD $)	Sep. 30, 2014
Asset-backed Securities [Member]
Fair Value	$ 451,924
% of Partners' Capital (Net Asset Value)	1.79%
Investment Owned, at Cost	451,924
Asset-backed Securities [Member] | Automotive [Member] | 0.52% Ally Auto Receivables Trust Due 2016-10-20 [Member]
Face Value	48,601
Fair Value	48,603
% of Partners' Capital (Net Asset Value)	0.19%
% Yield	0.52%	[1]
Asset-backed Securities [Member] | Automotive [Member] | 0.79% Capital Auto Receivables Trust Due 2017-06-20 [Member]
Face Value	50,000
Fair Value	50,048
% of Partners' Capital (Net Asset Value)	0.20%
% Yield	0.79%	[1]
Asset-backed Securities [Member] | Credit Cards [Member] | 0.44% BA Credit Card Trust Due 2020-01-15 [Member]
Face Value	50,000
Fair Value	49,939
% of Partners' Capital (Net Asset Value)	0.20%
% Yield	0.44%	[1]
Asset-backed Securities [Member] | Credit Cards [Member] | 0.30% Chase Issuance Trust Due 2017-10-16 [Member]
Face Value	100,000
Fair Value	100,024
% of Partners' Capital (Net Asset Value)	0.39%
% Yield	0.30%	[1]
Asset-backed Securities [Member] | Other [Member] | 0.53% GE Dealer Floorplan Master Note Due 2019-07-20 [Member]
Face Value	50,000
Fair Value	49,814
% of Partners' Capital (Net Asset Value)	0.20%
% Yield	0.53%	[1]
Asset-backed Securities [Member] | Other [Member] | 1.51% Volvo Financial Equipment LLC Due 2017-08-15 [Member]
Face Value	55,000
Fair Value	55,372
% of Partners' Capital (Net Asset Value)	0.22%
% Yield	1.51%	[1]
Asset-backed Securities [Member] | Student Loans [Member] | 1.25% Sallie Mae Private Education Loan Trust Due 2023-08-15 [Member]
Face Value	97,741
Fair Value	98,124
% of Partners' Capital (Net Asset Value)	0.39%
% Yield	1.25%	[1]
Total Securities [Member]
Fair Value	14,336,905
% of Partners' Capital (Net Asset Value)	54.95%
Investment Owned, at Cost	$ 13,907,954

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.